Leases	9 Months Ended
Mar. 31, 2023
Disclosure Text Block [Abstract]
Leases

5. Leases

As of March 31, 2023, the Company recorded a right of use asset of $0.6 million within other long-term assets on the condensed consolidated balance sheet. As of March 31, 2023, the Company also recorded operating lease liabilities of $0.6 million, of which $0.3 million and $0.2 million were included in accrued liabilities and other long-term liabilities, respectively, on the condensed consolidated balance sheet. The Company adopted ASC 842 on July 1, 2022, and accordingly, no amounts were recorded for right of use assets or operating lease liabilities as of June 30, 2022. Refer to Note 1 for further details.

For the three and nine months ended March 31, 2023, the Company recorded operating lease costs of $0.1 million and $0.3 million, respectively. The operating lease costs for the three and nine months ended March 31, 2023 included variable operating lease costs of less than $0.1 million and $0.1 million, respectively.

Supplemental information related to the Company’s operating lease was as follows for the nine months ended March 31, 2023:

Operating cash flows used for operating lease	$332
Operating lease liability arising from obtaining ROU asset(1)	$570
Weighted average remaining lease term	1.1 years
Weighted average discount rate	15%

(1)      Amount includes $0.5 million related to the adoption of ASC 842 for existing operating leases on July 1, 2022, and $0.3 million related to the Company entering into a new non-cancelable operating lease agreement during the nine months ended March 31, 2023.

Future minimum lease payments under the Company’s non-cancelable operating leases with an initial lease term in excess of one year subsequent to March 31, 2023 are as follows:

As of March 31, 2023
Remainder of 2023	$100
2024	404
2025	143
Gross lease payments	647
Less: imputed interest	(77)
Present value of net future minimum lease payments	$570

Under the previous lease accounting standard ASC 840, Leases, the aggregate future minimum lease payments under the Company’s non-cancelable operating lease, as of June 30, 2022, was as follows:

As of June 30, 2022
2023	$273
2024	218
2025	127
Total	$618

Rent expense for the three and nine months ended March 31, 2022 was $0.1 million and $0.3 million, respectively.